LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET

15. LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 20 to 70 years, as applicable, in the PRC.

	As of December 31,
	2013	2014
	RMB	RMB
Land use rights	386,909,459	406,639,529
Less: accumulated amortization	(27,824,516)	(34,707,379)
Land use rights, net	359,084,943	371,932,150

Amortization expense was RMB6,546,151 , RMB6,664,272 and RMB6,882,863 for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, estimated amortization expense in each of the next five years is RMB7,569,831.

As of December 31, 2014, Certain land use rights with net book value of RMB255,885,578 were pledged as collateral for the Company's borrowings (Note 20).